Inventories (Details) - Schedule of Inventories - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Raw materials	[1]	$ 4,835,072	$ 179,368
Finished goods		1,444,447	286,380
Total Inventories		$ 6,279,519	$ 465,748

[1]	On June 14, 2024, Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed an agreement under which BIOX sold 15,000 tons of HB4 soybean to Moolec Science SA for an amount of USD 6,600,000 payable in 2026. Later, on September 15, 2024 such payables were exchanged for a convertible note (see note 31).